Cash (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash
Cash at Banks	kr 955,507	kr 996,304	kr 753,540
Total	955,507	996,304	753,540
Depreciation and Impairment	34,433	2,823	1,822
Change in Provisions	10,326	6,634	175
Share-based payments	21,960	6,012	249
Other items	(43)	(4)	62
Total	kr 66,676	kr 15,465	kr 2,308